Bank credit lines and loan facilities - Schedule of Movement on Debt Instrument (Details) - USD ($) $ in Thousands	3 Months Ended					12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023
Debt Instrument [Line Items]
Drawdown of credit lines and loan facilities	$ 50,000				$ 180,000
Repayments of Lines of Credit	330,000				350,000
Senior Secured Revolving Loan | Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Drawdown of credit lines and loan facilities	50,000	$ 65,000	$ 75,000	$ 50,000	180,000	$ 370,000
Repayments of Lines of Credit	55,000	85,000	50,000	80,000	100,000	315,000
Total long-term debt, net	$ 50,000	$ 55,000	$ 75,000	$ 50,000	$ 80,000	$ 55,000